U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

February 1, 2010

Via Edgar Transmission

United States Securities and Exchange Commission

Division of Investment Management

100F Street, N.E.

Washington, D.C. 20549

Re:	Wintergreen Fund (the “Fund”)

1933 Act Registration File No. 333-124761

1940 Act Registration File No. 811-21764

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 8 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Trust’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective 60 days after filing. At or before the 60 day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2009, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.

for U.S. Bancorp Fund Services, LLC

Enclosures